July 7, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	MassMutual Select Funds
(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the MassMutual Select PIMCO Total Return Fund do not differ from that contained in Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A which was filed electronically on June 30, 2010.

Please address any comments or questions to the undersigned at (413) 744-6602.

Very truly yours,

/s/Jill Nareau Robert
Jill Nareau Robert

Assistant Secretary, MassMutual Select Funds
Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company